Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Loss Contingency [Abstract]
Schedule Of Product Warranties Accrual
Claims accrued but not yet paid and the related activity within the accrual for the six months ended June 30, 2018, are presented below:

(Dollars in thousands)
Balance as of December 31, 2017	$349
Product warranty accruals and adjustments	1,256
Settlements	(88)
Balance as of June 30, 2018	$1,517

(Dollars in thousands)

Balance as of December 31, 2015	$388
Product warranty charges/adjustments	1,285
Payments and settlements	(704)

Balance as of December 31, 2016	$969
Product warranty charges/adjustments	(149)
Payments and settlements	(471)

Balance as of December 31, 2017	$349